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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08885

Hewitt Series Trust

(Exact name of registrant as specified in charter)

100 Half Day Road Lincolnshire, IL	60069
(Address of principal executive offices)	(Zip code)

Peter Ross

100 Half Day Road

Lincolnshire, IL 60069

(Name and address of agent for service)

Registrant’s telephone number, including area code: 847-295-5000

Date of fiscal year end: December 31, 2004

Date of reporting period: January 1, 2004 to June 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 0549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

[GRAPHIC]

HEWITT SERIES TRUST

HEWITT MONEY MARKET FUND

HEWITT INSTITUTIONAL MONEY MARKET FUND

SEMI-ANNUAL REPORT

JUNE 30, 2004

HEWITT SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2004 (UNAUDITED)

	Hewitt Money Market Fund	Hewitt Institutional Money Market Fund
ASSETS

Investments:

In Money Market Master Portfolio (“Master Portfolio”), at market value (Note 1)	$93,254,468	$96,451,229
Receivables:

Due from Hewitt Associates LLC (Note 2)	—	28,733

TOTAL ASSETS	93,254,468	96,479,962

LIABILITIES
Payables:
Distribution to shareholders	18,697	59,622
Due to Trustees	5,534	5,527
Due to Hewitt Associates LLC (Note 2)	33,357	—
Accrued shareholder servicing fees	56,140	44,705
Distribution fees (Note 2)	17,692	—
Accrued expenses	21,424	38,728

TOTAL LIABILITIES	152,844	148,582

NET ASSETS	$93,101,624	$96,331,380

Net assets consist of:
Paid-in capital	$93,098,917	$96,300,211
Undistributed net investment income	248	28,446
Undistributed net realized gain on investments	2,459	2,723

NET ASSETS	$93,101,624	$96,331,380

Shares outstanding	93,097,213	956,600

Net asset value and offering price per share	$1.00	$100.70

The accompanying notes are an integral part of these financial statements.

HEWITT SERIES TRUST

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

	Hewitt Money Market Fund	Hewitt Institutional Money Market Fund
NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO
Interest	$520,515	$493,752
Expenses	(45,293)	(42,917)

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO	475,222	450,835

FUND EXPENSES (NOTE 2)
Advisory and administration fees	174,135	—
Administration fees	—	42,877
Shareholder servicing fees	113,072	85,754
Distribution costs	74,624	—
Fund accounting & transfer agent fees	40,580	41,191
Legal fees	17,472	17,472
Audit fees	6,969	6,969
Printing costs	10,010	10,010
Registration costs	56,810	546
Trustee fees	6,370	6,370

TOTAL FUND EXPENSES	500,042	211,189

Fees reimbursed by Hewitt Associates LLC (Note 2)	(115,660)	(61,131)

TOTAL NET EXPENSES	384,382	150,058

NET INVESTMENT INCOME	90,840	300,777

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIO
Net realized loss	(150)	(167)

Net loss on investments	(150)	(167)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$90,690	$300,610

The accompanying notes are an integral part of these financial statements.

HEWITT SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Hewitt Money Market Fund		Hewitt Institutional Money Market Fund
	For the Six Months Ended June 30, 2004 (unaudited)	For the Year Ended December 31, 2003	For the Six Months Ended June 30, 2004 (unaudited)	For the Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$90,840	$269,301	$300,777	$813,300
Net realized gain (loss)	(150)	2,609	(167)	2,890

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	90,690	271,910	300,610	816,190

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(90,947)	(269,301)	(301,167)	(814,988)

TOTAL DISTRIBUTIONS TO SHAREHOLDERS	(90,947)	(269,301)	(301,167)	(814,988)

CAPITAL SHARE TRANSACTIONS:
Net capital share transactions (Note 3)	3,126,329	12,468,085	10,084,148	(27,945,553)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	3,126,329	12,468,085	10,084,148	(27,945,553)

INCREASE (DECREASE) IN NET ASSETS	3,126,072	12,470,694	10,083,591	(27,944,351)
NET ASSETS:
Beginning of period	89,975,552	77,504,858	86,247,789	114,192,140

END OF PERIOD	$93,101,624	$89,975,552	$96,331,380	$86,247,789

UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED IN NET ASSETS AT END OF PERIOD	$248	$355	$28,446	$28,836

The accompanying notes are an integral part of these financial statements.

HEWITT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Six Months Ended Jun. 30, 2004		Year Ended Dec. 31, 2003		Year Ended Dec. 31, 2002	Year Ended Dec. 31, 2001	Period From Dec. 4, 2000(a) to Dec. 31, 2003
	(Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD	$1.00		$1.00		$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.00	(b)	0.00	(b)	0.01	0.03	0.00	(b)
Total from investment operations	0.00		0.00		0.01	0.03	0.00

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(b)	(0.00	)(b)	(0.01)	(0.03)	(0.00	)(b)
TOTAL DISTRIBUTIONS	(0.00)		(0.00)		(0.01)	(0.03)	(0.00)
NET ASSET VALUE, END OF PERIOD	$1.00		$1.00		$1.00	$1.00	$1.00

TOTAL RETURN	0.10	%(c)	0.31%		0.98%	3.36%	0.47	%(c)

Ratios/Supplemental data:
Net assets, end of period (000s)	$93,102		$89,976		$77,505	$66,254	$57,865
Ratio of expenses to average net assets(1)	0.95	%(d)	0.95%		0.95%	0.95%	0.95	%(d)
Ratio of net investment income to average net assets(2)	0.20	%(d)	0.30%		0.98%	3.31%	5.77	%(d)

(1) Ratio of expenses to average net assets prior to waived fees and reimbursed expenses	1.21	%(d)	1.19%		1.34%	1.36%	1.54	%(d)
(2) Ratio of net investment income (loss) to average net assets prior to waived fees and reimbursed expenses	(0.06	)%(d)	0.06%		0.59%	2.90%	5.18	%(d)

(a)	Commencement of operations.
(b)	Rounds to less than $0.01.
(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

HEWITT INSTITUTIONAL MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Six Months Ended Jun. 30, 2004		Year Ended Dec. 31, 2003	Year Ended Dec. 31, 2002	Year Ended Dec. 31, 2001	Year Ended Dec. 31, 2000	Period Ended Dec. 31, 1999(a)		Year Ended Feb. 28, 1999(b)
	(Unaudited)
Net Asset Value, Beginning Of Period	$100.70		$100.69	$100.70	$100.68	$100.52	$100.30		$100.00
Income From Investment Operations:
Net investment income	0.35		0.82	1.49	3.86	5.73	3.90		1.97
Net realized and unrealized gain (loss) on investments	(0.00	)(e)	0.00 (e)	0.00 (e)	0.02	0.13	0.22		—

Total from investment operations	0.35		0.82	1.49	3.88	5.86	4.12		1.97
Less Distributions From:
Net investment income	(0.35)		(0.81)	(1.50)	(3.86)	(5.70)	(3.90)		(1.67)
Total Distributions	(0.35)		(0.81)	(1.50)	(3.86)	(5.70)	(3.90)		(1.67)
Net Asset Value, end of Period	$100.70		$100.70	$100.69	$100.70	$100.68	$100.52		$100.30

Total Return	0.35	%(c)	0.82%	1.51%	3.93%	6.12%	4.18	%(c)	1.98	%(c)
Ratios/Supplemental data:
Net assets, end of period (000s)	$96,331		$86,248	$114,192	$109,285	$103,656	$43,068		$10,949
Ratio of expenses to average net assets(1)	0.45	%(d)	0.45%	0.45%	0.45%	0.45%	0.44	%(d)	0.45	%(d)
Ratio of net investment income to average net assets(2)	0.70	%(d)	0.82%	1.48%	3.82%	6.05%	5.03	%(d)	4.86	%(d)

(1) Ratio of expenses to average net assets prior to waived fees and reimbursed expenses	0.31	%(d)	0.55%	0.59%	0.60%	0.59%	0.72	%(d)	1.62	%(d)

(2) Ratio of net investment income (loss) to average net assets prior to waived fees and reimbursed expenses	0.84	%(d)	0.72%	1.34%	3.67%	5.91%	4.75	%(d)	3.69	%(d)

(a)	For the ten months ended December 31, 1999. The Fund changed its fiscal year from February 28 to December 31.
(b)	For the period from October 1, 1998 (commencement of operations) to February 28, 1999.
(c)	Not annualized. (d) Annualized.
(e)	Rounds to less than $0.01.

The accompanying notes are an integral part of these financial statements.

HEWITT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Hewitt Money Market Fund (the “Money Market Fund”) and Hewitt Institutional Money Market Fund, (the “Institutional Money Market Fund”), (each a “Fund”, collectively, the “Funds”) are diversified series of Hewitt Series Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was established as a Delaware statutory trust organized pursuant to a Declaration of Trust on July 7, 1998.

Under the Funds’ organizational documents, the officers and trustees are indemnified against certain liabilities that may arise out of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

Each Fund invests substantially all of its assets in the Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). The Master Portfolio has the same investment objective as the Funds. The value of each Fund’s investment in the Master Portfolio reflects each Fund’s interest in the net assets of the Master Portfolio (1.78% and 1.84% for the Money Market Fund and the Institutional Money Market Fund, respectively as of June 30, 2004).

The method by which the Master Portfolio values its securities is discussed in Note 1 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Each Fund records daily its proportionate interest in the net investment income and realized and unrealized gains and losses of the Master Portfolio.

The performance of each Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the corresponding Fund’s financial statements.

FEDERAL INCOME TAXES

The Funds have elected and intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code. If so qualified, the Funds will not be subject to federal income tax to the extent they distribute their net income to shareholders.

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Trust that each Fund continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies, and to distribute substantially all of its investment company taxable income and any net realized gains (after taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at June 30, 2004.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends to shareholders from net investment income of each Fund are declared daily and distributed monthly. Distributions to shareholders from capital gains, if any, are declared and distributed annually, generally in December.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Hewitt Associates LLC (“Hewitt Associates”) provides advisory and administrative services to the Money Market Fund. As of May 1, 2004, the Money Market Fund pays Hewitt Associates a monthly fee calculated at an annual rate of 0.55% of the Money Market Fund’s average daily net assets for these services. Prior to May 1, 2004, the Money Market Fund paid Hewitt Associates a monthly fee calculated at an annual rate of 0.30% of the Money Market Fund’s average daily net assets for these services. Hewitt Associates has agreed to waive its fees or absorb expenses of the Money Market Fund to the extent necessary to assure that total ordinary operating expenses (excluding interest, brokerage commissions and extraordinary expenses) of the Money Market Fund, on an annual basis, does not exceed 0.95% of the average daily net assets of the Money Market Fund. Hewitt Associates may not modify or terminate this waiver agreement without approval of the Board of Trustees of the Trust. For the six months ended June 30, 2004, Hewitt Associates reimbursed the Money Market Fund $115,660 for expenses related to this agreement.

Hewitt Associates provides administrative services to the Institutional Money Market Fund at an annual rate of 0.10% of average daily net assets, but has agreed to absorb such expenses of the Institutional Money Market Fund to the extent necessary to assure that total ordinary operating expenses (excluding interest, brokerage commissions and extraordinary expenses) of the Institutional Money Market Fund, on an annual basis, does not exceed 0.45% of the average daily net assets of the Institutional Money Market Fund. For the six months ended June 30, 2004, Hewitt Associates reimbursed the Institutional Money Market Fund $61,131 for expenses related to this agreement.

Hewitt Financial Services LLC (“Hewitt Services”) serves as the Distributor of the Money Market Fund. Prior to May 1, 2004, the Trust had adopted a plan pursuant to Rule 12b-1 under the Investment Company Act which allowed the Money Market Fund to pay expenses relating to the distribution of the Money Market Fund’s shares. Under the plan, the Money Market Fund paid a fee to Hewitt Services, calculated at an annual rate of 0.25% of the average daily net assets of the Money Market Fund. As of May 1, 2004, the Money Market Fund no longer pays distribution costs.

Hewitt Services also serves as the Shareholder Servicing Agent for the Money Market Fund. As Shareholder Servicing Agent, Hewitt Services is responsible for maintaining records showing the number of shares owned by investors who have purchased shares through Hewitt Services. In addition, Hewitt Services sends all shareholder communications relating to the Money Market Fund to shareholders or arranges for these materials to be sent. For these services, the Money Market Fund pays Hewitt Services a monthly fee calculated at an annual rate of 0.25% of the average daily net assets of the Money Market Fund.

Hewitt Associates also serves as the Shareholder Servicing Agent for the Institutional Money Market Fund. As Shareholder Servicing Agent, Hewitt Associates is responsible for receiving on behalf of the Transfer Agent orders by employee benefit plans to purchase and redeem shares. Hewitt Associates is also responsible for maintaining records showing the number of Institutional Money Market Shares allocable to individual participant accounts in those plans. In addition, Hewitt Associates sends all shareholder communications relating to the Fund to shareholders or arranges for these materials to be sent. For these services, the Institutional Money Market Fund pays Hewitt Associates a monthly fee calculated at an annual rate of 0.20% of average daily net assets of the Institutional Money Market Fund. The Funds also reimburse each Shareholder Servicing Agent for certain out-of-pocket expenses.

3. CAPITAL SHARE TRANSACTIONS

As of June 30, 2004, there was an unlimited number of shares of $0.001 par value capital stock authorized by each Fund. Transactions in capital shares for each Fund is as follows:

HEWITT MONEY MARKET FUND

	Six Months Ended June 30, 2004 (unaudited)		Year Ended December 31, 2003
	Shares	Amount	Shares	Amount
Shares Issued and Redeemed:

Shares sold	33,992,609	$33,992,609	62,370,705	$62,370,705
Shares issued in reinvestments of dividends	87,604	87,604	294,161	294,161
Shares redeemed	(30,953,884)	(30,953,884)	(50,196,781)	(50,196,781)

Net increase	3,126,329	$3,126,329	12,468,085	$12,468,085

HEWITT INSTITUTIONAL MONEY MARKET FUND

	Six Months Ended June 30, 2004 (unaudited)		Year Ended December 31, 2003
	Shares	Amount	Shares	Amount
Shares Issued and Redeemed:

Shares sold	1,257,340	$126,648,887	3,934,566	$396,341,230
Shares issued in reinvestments of dividends	2,902	292,154	8,710	877,128
Shares redeemed	(1,160,139)	(116,856,893)	(4,220,837)	(425,163,911)

Net increase/(decrease)	100,103	$10,084,148	(277,561)	$(27,945,553)

4. PROXY VOTING

Because the Funds invest exclusively in non-voting securities, the Funds are not required to describe the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities. The Funds will be required to file new Form N-PX with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004, and is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-890-3200, and (ii) on the SEC’s website at www.sec.gov.

MONEY MARKET MASTER PORTFOLIO

JUNE 30, 2004 (UNAUDITED)

SCHEDULE OF INVESTMENTS

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT—10.68%
Abbey National Treasury Services PLC
1.33%, 02/10/05	$40,000,000	$39,996,317
ABN Amro Bank NV
1.40%, 10/21/04	25,000,000	24,999,234
BNP Paribas (New York)
1.25%, 10/07/04	65,000,000	64,999,124
1.42%, 01/07/05	25,000,000	24,998,699
Canadian Imperial Bank of Commerce
1.31%, 08/13/04	50,000,000	49,999,407
Deutsche Bank AG
1.32%, 11/10/04	15,000,000	14,999,727
Fortis Bank
1.39%, 09/08/04	20,000,000	19,999,623
HBOS Treasury Services PLC
1.11%, 12/17/04	25,000,000	25,000,000
Societe Generale
1.09%, 07/23/04	25,000,000	25,000,000
1.34%, 09/03/04	50,000,000	49,994,621
1.79%, 05/10/05	30,000,000	29,994,877
Svenska Handelsbanken NY
1.58%, 04/25/05	50,000,000	49,989,969
1.63%, 04/27/05	35,000,000	34,994,262
1.72%, 05/05/05	25,000,000	24,996,847
Toronto-Dominion Bank
1.34%, 02/10/05	30,000,000	29,997,238
UBS AG
1.91%, 05/11/05	25,000,000	24,995,722
US Bank NA
1.20%, 03/28/05	25,000,000	24,994,952

TOTAL CERTIFICATES OF DEPOSIT (Cost: $559,950,619)		559,950,619

COMMERCIAL PAPER—5.20%
Banque Generale du Luxembourg
1.08%, 09/07/04	11,120,000	11,097,315
DEPFA Bank PLC
1.08%, 07/07/04	$15,000,000	$14,997,300
Fairway Finance Corp.
1.08%, 09/15/04	16,805,000	16,766,685
General Electric Capital Corp.
1.10%, 08/25/04	50,000,000	49,915,972
1.15%, 08/10/04	50,000,000	49,936,111
K2 USA LLC
1.08%, 09/29/04	45,000,000	44,878,500
Scaldis Capital LLC
1.08%, 09/22/04	30,000,000	29,925,300
1.38%, 11/05/04	15,000,000	14,926,975
UBS Finance (Delaware)
1.41%, 01/07/05	40,000,000	39,996,879

TOTAL COMMERCIAL PAPER (Cost: $272,441,037)		272,441,037

MEDIUM TERM NOTES—9.22% Beta Finance Inc.
1.40%, 09/13/04(1)	40,000,000	40,000,000
1.41%, 11/03/04(1)	65,000,000	65,000,000
1.45%, 01/12/05(1)	25,000,000	24,997,500
BMW Vehicle Owner Trust 2004-A Class A-1
1.18%, 05/25/05	65,313,486	65,313,486
Capital One Auto Finance Trust 2004-A Class A-1
1.21%, 05/16/05	55,000,000	55,000,000
CIT Equipment Collateral 2004- VT1 Class A-1
1.12%, 03/20/05	27,417,476	27,417,476
K2 USA LLC
1.21%, 08/09/04(1)	24,000,000	23,995,104
Links Finance LLC
1.30%, 03/08/05(1)	40,000,000	39,996,000
1.44%, 11/01/04(1)	45,000,000	45,000,000
Navistar Financial Corp. Owner Trust 2004-A Class A-1
1.08%, 04/15/05	15,455,677	15,455,677

Security	Face Amount	Value
Nissan Auto Receivables Owner Trust 2003-C Class A-1
1.15%, 11/15/04	$9,112,198	$9,112,198
Sigma Finance Inc.
1.24%, 08/06/04(1)	10,000,000	9,999,901
1.48%, 04/15/05(1)	50,000,000	49,950,000
WFS Financial Owner Trust 2004-1 Class A-1
1.08%, 02/21/05	12,005,525	12,005,525

TOTAL MEDIUM TERM NOTES (Cost: $483,242,867)		483,242,867

TIME DEPOSITS—4.73%
ABN Amro Bank NV
1.14%, 07/06/04	25,000,000	25,000,000
US Bank NA
1.25%, 07/01/04	22,914,000	22,914,000
Wells Fargo Bank NA
1.50%, 07/01/04	200,000,000	200,000,000

TOTAL TIME DEPOSITS (Cost: $247,914,000)		247,914,000

VARIABLE & FLOATING RATE NOTES—42.52%
American Express Centurion Bank
1.20%, 04/15/05	100,000,000	99,979,800
1.24%, 10/20/04	50,000,000	50,000,000
1.27%, 01/28/05	50,000,000	50,000,000
Bank of Nova Scotia
1.35%, 03/04/05	85,000,000	85,036,075
Beta Finance Inc.
1.06%, 11/08/04(1)	$30,000,000	$29,995,500
1.27%, 03/15/05(1)	25,000,000	25,014,143
Chase Manhattan Bank USA
1.16%, 01/13/05	50,000,000	50,000,000
Davis Square Funding II Ltd. 2004-2A Class A1MMA
1.18%, 02/07/05	$48,000,000	$47,997,456
DEPFA Bank PLC
1.27%, 06/15/05	100,000,000	100,000,000
Dorada Finance Inc.
1.24%, 08/09/04(1)	35,000,000	34,994,750
1.30%, 01/28/05(1)	50,000,000	50,025,935
1.48%, 01/18/05(1)	25,000,000	24,998,750
First USA Bank
1.32%, 07/21/04	54,600,000	54,606,467
GE Commercial Equipment Financing LLC 2003-1 Class A-1
1.24%, 09/20/04	967,462	967,462
Granite Mortgages PLC 2004-1 1A1
1.24%, 12/20/04	22,481,013	22,481,013
HBOS Treasury Services PLC
1.58%, 07/22/05(1)	50,000,000	50,000,000
JP Morgan Securities Inc.
1.29%, 10/15/04(1)	100,000,000	100,000,000
K2 USA LLC
1.12%, 11/08/04(1)	25,000,000	24,998,660
1.30%, 09/30/04(1)	30,000,000	29,998,873
1.41%, 11/01/04(1)	35,000,000	34,999,409
1.46%, 01/12/05(1)	25,000,000	24,997,500
Links Finance LLC
1.09%, 07/20/04(1)	40,000,000	39,999,584
Merrill Lynch & Co. Inc.
1.19%, 02/17/05	100,000,000	99,990,000
Metropolitan Life Insurance Funding Agreement
1.23%, 07/16/04(1)	25,000,000	25,000,000
1.27%, 07/23/04(1)	50,000,000	50,000,000

Security	Face Amount	Value
Morgan Stanley
1.43%, 05/04/05	$40,000,000	$40,092,077
1.75%, 12/13/04	50,000,000	50,075,398
Nationwide Building Society
1.19%, 08/06/04	25,000,000	25,000,917
1.25%, 08/13/04	25,000,000	25,001,178
1.59%, 07/28/05(1)	100,000,000	100,000,000
Nordeutsche Landesbank
1.53%, 12/20/04	100,000,000	100,015,653
Permanent Financing No. 3 Series 1 Class A
1.14%, 12/10/04	60,000,000	60,000,000
Permanent Financing No. 4 Series 1 Class A
1.13%, 03/10/05	125,000,000	125,000,000
Sigma Finance Inc.
1.09%, 07/20/04(1)	15,000,000	14,999,752
1.11%, 09/07/04(1)	25,000,000	24,999,065
1.11%, 01/25/05(1)	75,000,000	74,991,453
1.21%, 11/15/04(1)	50,000,000	49,998,119
Societe Generale
1.23%, 09/24/04	50,000,000	49,988,250
Strips III LLC
1.34%, 07/30/04(1)	25,558,588	25,558,588
Travelers Insurance Co. Funding Agreement
1.26%, 02/04/05(1)	50,000,000	50,000,000
1.36%, 08/19/04(1)	25,000,000	25,000,000
Washington Mutual Bank
1.46%, 08/09/04	25,000,000	25,008,624
Westpac Banking Corp.
1.41%, 03/11/05	70,000,000	70,000,000
Winston Funding Ltd
1.21%, 04/25/05(1)	86,400,000	86,400,000

TOTAL VARIABLE & FLOATING RATE NOTES (Cost: $2,228,210,451)		2,228,210,451

REPURCHASE AGREEMENTS—27.48%
Banc of America Securities LLC Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $40,001,722 and an effective yield of 1.55%.(2)	$40,000,000	$40,000,000
Bank of America N.A. Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $200,008,889 and an effective yield of 1.60%.(2)	200,000,000	200,000,000
Bank of America N.A. Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $500,021,111 and an effective yield of 1.52%.(2)	500,000,000	500,000,000
Credit Suisse First Boston Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $40,001,722 and an effective yield of 1.55%.(2)	40,000,000	40,000,000

Security	Face Amount	Value
Goldman Sachs Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $40,001,778 and an effective yield of 1.60%.(2)	$40,000,000	$40,000,000
Goldman Sachs Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $500,021,528 and an effective yield of 1.55%.(2)	500,000,000	500,000,000
JP Morgan Chase & Co. Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $40,001,778 and an effective yield of 1.60%.(2)	40,000,000	40,000,000
Lehman Brothers Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $40,001,667 and an effective yield of 1.50%.(2)	40,000,000	$40,000,000
Merrill Lynch Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $40,001,778 and an effective yield of 1.60%.(2)	40,000,000	40,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $1,440,000,000)		1,440,000,000

TOTAL INVESTMENTS IN SECURITIES—99.83% (Cost: $5,231,758,974)		5,231,758,974

Other Assets, Less Liabilities—0.17%		8,866,287

NET ASSETS—100.00%		$5,240,625,261

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	See Note 1 for information regarding collateral.

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2004 (UNAUDITED)

ASSETS

Investments in securities, at amortized cost which approximates value (Note 1)	$3,791,758,974
Repurchase agreements, at value and cost (Note 1)	1,440,000,000

TOTAL INVESTMENTS IN SECURITIES	5,231,758,974
Cash	76
Receivables:
Interest	9,781,752

TOTAL ASSETS	5,241,540,802
LIABILITIES

Payables:

Advisory fees (Note 2)	915,541

TOTAL LIABILITIES	915,541

NET ASSETS	$5,240,625,261

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

NET INVESTMENT INCOME
Interest	$30,036,513

TOTAL INVESTMENT INCOME	30,036,513
EXPENSES (NOTE 2)
Advisory fees	2,613,885

TOTAL EXPENSES	2,613,885
NET INVESTMENT INCOME	27,422,628
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss	(10,050)

NET REALIZED AND UNREALIZED LOSS	(10,050)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$27,412,578

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2004 (Unaudited)	For the Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS
Operations:

Net investment income	$27,422,628	$48,736,227
Net realized gain (loss)	(10,050)	120,352

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	27,412,578	48,856,579

INTERESTHOLDER TRANSACTIONS:
Contributions	4,841,649,847	13,745,249,528
Withdrawals	(4,357,446,357)	(12,953,858,697)

NET INCREASE IN NET ASSETS RESULTING FROM INTERESTHOLDER TRANSACTIONS	484,203,490	791,390,831

INCREASE IN NET ASSETS	511,616,068	840,247,410

NET ASSETS:
Beginning of period	4,729,009,193	3,888,761,783

END OF PERIOD	$5,240,625,261	$4,729,009,193

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware statutory trust. As of June 30, 2004, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, International Index, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index and S&P 500 Index Master Portfolios.

These financial statements relate only to the Money Market Master Portfolio (the “Master Portfolio”).

Under the MIP’s organizational documents, the Master Portfolio’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolio. Additionally, in the normal course of business, the Master Portfolio enters into contracts with service providers that contain general indemnification clauses. The Master Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolio that have not yet occurred.

The following is a summary of significant accounting policies that are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premium and accretes discount using a constant yield to maturity method.

FEDERAL INCOME TAXES

In general, MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, the Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of its distributive share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

It is intended that the Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

REPURCHASE AGREEMENTS

The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

The repurchase agreements held by the Master Portfolio at June 30, 2004 were fully collateralized by U.S. Government and Agency obligations as follows:

Repurchase Agreement	Interest Rate(S)	Maturity Date(S)	Aggregate Market Value
Banc of America Securities LLC Tri-Party	5.00 - 8.00%	3/1/12 - 6/1/34	$40,800,000
Bank of America N.A. Tri-Party	5.00 - 5.50	8/1/33 - 6/1/34	714,000,000
Credit Suisse First Boston Tri-Party	4.50	3/1/19 - 4/1/19	40,801,917
Goldman Sachs Tri-Party	3.07 - 10.00	6/1/10 - 11/1/35	550,800,000
JP Morgan Chase & Co. Tri-Party	3.29 - 6.94	10/1/09 - 5/1/34	40,802,614
Lehman Brothers Tri-Party	2.90 - 8.22	12/1/08 - 8/1/36	40,798,849
Merrill Lynch Tri-Party	2.44 - 7.17	12/1/07 - 1/1/34	40,797,988

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors (“BGFA”) provides investment guidance and policy direction in connection with the management of the Master Portfolio’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.10% of the average daily net assets of the Master Portfolio, as compensation for advisory services.

Investors Bank & Trust Company (“IBT”) serves as the custodian and sub-administrator of the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolio.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolio. SEI does not receive any fee from the Master Portfolio for acting as placement agent.

MIP has entered into an administration services arrangement with BGI which has agreed to provide general administration services, such as managing and coordinating third-party service relationships, to the Master Portfolio. BGI is not entitled to compensation for providing administration services to the Master Portfolio, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BGI (or an affiliate) receives advisory fees from the Master Portfolio. BGI may delegate certain of its administration duties to sub-administrators.

Certain officers and trustees of MIP are also officers or employees of BGI. As of June 30, 2004, these officers or employees of BGI collectively owned less than 1% of MIP’s outstanding beneficial interests.

3. INVESTMENT PORTFOLIO TRANSACTIONS

At June 30, 2004, the Master Portfolio’s cost of investments for federal income tax purposes was the same as for financial statement purposes.

4. FINANCIAL HIGHLIGHTS

Financial highlights for the Master Portfolio were as follows:

	Six Months Ended June 30, 2004 (unaudited)		Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999(1)		Period Ended February 28, 1999(4)
Ratio of expenses to average net assets(3)	0.10%		0.10%	0.10%	0.10%	0.10%	0.10%		0.10%
Ratio of net investment income to average net assets(3)	1.05%		1.15%	1.80%	3.66%	6.43%	5.23%		5.17%
Total return	0.53	%(2)	1.16%	1.84%	4.23%	6.52%	4.44	%(2)	2.61	%(2)

(1)	For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year-end from February 28 to December 31.
(2)	Not annualized.
(3)	Annualized for periods of less than one year.
(4)	For the period from September 1, 1998 (commencement of operations) to February 28, 1999.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable to the Registrant.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 10. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

Item 11. Exhibits.

(a)	Code of Ethics – Not Required with this filing

(b)	Sections 302 and 906 certifications of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hewitt Series Trust

By:	/s/ Stacy L. Schaus
Stacy L. Schaus
President

Date	8/26/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.

By:	/s/ Stacy L. Schaus
Stacy L. Schaus
President

Date	8/26/04

By:	/s/ Anthony P. Sartori
Anthony P. Sartori
Treasurer and Chief Financial Officer

Date	8/26/04